                            [LOGO OF NATIONWIDE/(R)/]

                                 Nationwide/(R)/
                              VA Separate Account-C

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL-474-12/04

                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
          2,819,135 shares (cost $66,611,259) ................................................   $    71,521,452
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         657,962 shares (cost $13,297,816) ...................................................        11,527,492
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         7,979,390 shares (cost $7,979,390) ..................................................         7,979,390
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
         3,685,283 shares (cost $45,231,490) .................................................        41,017,194
    One Group/(R)/ IT Balanced Portfolio (OGBal)
         9,994,278 shares (cost $150,700,267) ................................................       149,714,284
    One Group/(R)/ IT Bond Portfolio (OGBond)
         9,932,273 shares (cost $109,149,823) ................................................       113,724,526
    One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)
         6,573,122 shares (cost $96,573,703) .................................................        99,122,683
    One Group/(R)/ IT Diversified Mid Cap Portfolio (OGDivMidCap)
         2,273,401 shares (cost $34,069,970) .................................................        40,239,205
    One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
         10,549,725 shares (cost $111,163,798) ...............................................       111,932,587
    One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)
         13,582,030 shares (cost $147,535,230) ...............................................       157,959,005
    One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)
         10,542,541 shares (cost $225,230,444) ...............................................       140,848,351
    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
         8,630,954 shares (cost $155,919,402) ................................................       152,508,954
    One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
         4,484,125 shares (cost $53,605,785) .................................................        70,938,850
                                                                                                 ---------------
           Total investments .................................................................     1,169,033,973
Accounts receivable ..........................................................................            51,920
                                                                                                 ---------------
           Total assets ......................................................................     1,169,085,893
Accounts payable .............................................................................                 -
                                                                                                 ---------------
Contract owners' equity (note 4) .............................................................   $ 1,169,085,893
                                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                  Total           FidVIPEI            FidVIPOv           GVITMyMkt
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $    22,650,179          1,229,192            140,879             78,294
  Mortality and expense risk charges (note 2)       (15,710,218)          (980,040)          (152,988)          (133,128)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............         6,939,961            249,152            (12,109)           (54,834)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....       199,796,451         17,143,233          2,747,895         13,028,032
  Cost of mutual fund shares sold ...........      (222,600,519)       (17,318,495)        (3,454,025)       (13,028,032)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....       (22,804,068)          (175,262)          (706,130)                 -
  Change in unrealized gain (loss)
    on investments ..........................        93,197,867          6,551,219          2,008,185                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........        70,393,799          6,375,957          1,302,055                  -
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................           293,640            293,640                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $    77,627,400          6,918,749          1,289,946            (54,834)
                                                ===============    ===============    ===============    ===============

Investment activity:                               GVITNWFund           OGBal              OGBond            OGDivEq
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................           541,142          3,604,746          5,977,619            724,164
  Mortality and expense risk charges (note 2)          (573,845)        (2,050,583)        (1,514,030)        (1,288,733)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............           (32,703)         1,554,163          4,463,589           (564,569)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....        10,961,374         24,806,667          8,465,266          9,358,756
  Cost of mutual fund shares sold ...........       (19,533,991)       (24,718,552)        (7,561,241)       (11,473,693)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....        (8,572,617)            88,115            904,025         (2,114,937)
  Change in unrealized gain (loss)
    on investments ..........................        11,853,944          4,656,105         (2,277,145)         7,941,976
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         3,281,327          4,744,220         (1,373,120)         5,827,039
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................         3,248,624          6,298,383          3,090,469          5,262,470
                                                ===============    ===============    ===============    ===============

Investment activity:                              OGDivMidCap         OGEqIndx             OGGvtBd           OGLgCapGr
                                                ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ......................   $        78,993          1,221,965          8,314,583            368,734
  Mortality and expense risk charges (note 2)          (507,002)        (1,453,776)        (2,194,145)        (1,936,389)
                                                ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ............          (428,009)          (231,811)         6,120,438         (1,567,655)
                                                ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold .....         5,112,140         18,073,925         26,313,348         27,299,606
  Cost of mutual fund shares sold ...........        (5,326,158)       (22,037,256)       (24,104,181)       (41,603,891)
                                                ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .....          (214,018)        (3,963,331)         2,209,167        (14,304,285)
  Change in unrealized gain (loss)
    on investments ..........................         5,330,523         13,464,823         (3,014,487)        23,295,698
                                                ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..........         5,116,505          9,501,492           (805,320)         8,991,413
                                                ---------------    ---------------    ---------------    ---------------
Reinvested capital gains ....................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................   $     4,688,496          9,269,681          5,315,118          7,423,758
                                                ===============    ===============    ===============    ===============

Investment activity:                                OGMidCapGr         OGMidCapV
                                                ---------------    ---------------
  Reinvested dividends ......................                 -            369,868
  Mortality and expense risk charges (note 2)        (2,019,292)          (906,267)
                                                ---------------    ---------------
    Net investment income (loss) ............        (2,019,292)          (536,399)
                                                ---------------    ---------------
  Proceeds from mutual fund shares sold .....        25,638,464         10,847,745
  Cost of mutual fund shares sold ...........       (24,435,303)        (8,005,701)
                                                ---------------    ---------------
    Realized gain (loss) on investments .....         1,203,161          2,842,044
  Change in unrealized gain (loss)
    on investments ..........................        16,739,660          6,647,366
                                                ---------------    ---------------
    Net gain (loss) on investments ..........        17,942,821          9,489,410
                                                ---------------    ---------------
  Reinvested capital gains ..................                 -                  -
                                                ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations .............................        15,923,529          8,953,011
                                                ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                               Total                               FidVIPEI
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $     6,939,961          6,724,800            249,152            414,651
  Realized gain (loss) on investments .......       (22,804,068)       (19,764,131)          (175,262)        (2,159,592)
  Change in unrealized gain (loss)
    on investments ..........................        93,197,867        203,021,151          6,551,219         20,134,448
  Reinvested capital gains ..................           293,640                  -            293,640                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        77,627,400        189,981,820          6,918,749         18,389,507
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................        53,072,357        159,797,606          1,537,724            587,466
  Transfers between funds ...................                 -                  -          1,297,276              1,552
  Redemptions (note 3) ......................      (197,795,436)      (136,950,175)       (18,133,228)       (10,569,652)
  Annuity benefits ..........................           (51,608)           (40,043)           (18,558)           (14,685)
  Contingent deferred sales charges
    (note 2) ................................        (2,016,963)        (1,727,828)           (75,428)           (74,974)
  Adjustments to maintain reserves ..........            52,000             (3,501)             4,172                752
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................      (146,739,650)        21,076,059        (15,388,042)       (10,069,541)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (69,112,250)       211,057,879         (8,469,293)         8,319,966
Contract owners' equity beginning
  of period .................................     1,238,198,143      1,027,140,264         79,988,623         71,668,657
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $ 1,169,085,893      1,238,198,143         71,519,330         79,988,623
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        81,261,925         77,631,286          3,383,761          3,900,487
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         8,536,235         19,664,883            167,596            139,922
  Units redeemed ............................       (17,185,964)       (16,034,244)          (803,686)          (656,648)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................        72,612,196         81,261,925          2,747,671          3,383,761
                                                ===============    ===============    ===============    ===============

                                                             FidVIPOv                               GVITMyMkt
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............           (12,109)           (44,853)           (54,834)          (106,969)
  Realized gain (loss) on investments .......          (706,130)        (1,372,888)                 -                  -
  Change in unrealized gain (loss)
    on investments ..........................         2,008,185          5,155,775                  -                  -
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         1,289,946          3,738,034            (54,834)          (106,969)
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           251,861             85,506          1,004,335            836,304
  Transfers between funds ...................           404,751            (40,223)         2,805,013           (296,316)
  Redemptions (note 3) ......................        (2,698,296)        (1,793,347)        (7,485,692)       (10,265,110)
  Annuity benefits ..........................            (9,805)            (6,828)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (10,944)           (14,171)           (68,413)          (100,128)
  Adjustments to maintain reserves ..........             1,607                629                315            (24,234)
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................        (2,060,826)        (1,768,434)        (3,744,442)        (9,849,484)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......          (770,880)         1,969,600         (3,799,276)        (9,956,453)
Contract owners' equity beginning
  of period .................................        12,298,928         10,329,328         11,778,988         21,735,441
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......        11,528,048         12,298,928          7,979,712         11,778,988
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................           884,944          1,052,589            905,729          1,659,910
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            90,795             59,291            933,958            782,366
  Units redeemed ............................          (236,892)          (226,936)        (1,223,020)        (1,536,547)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................           738,847            884,944            616,667            905,729
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             GVITNWFund                             OGBal
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $       (32,703)          (330,575)         1,554,163          2,350,801
  Realized gain (loss) on investments .......        (8,572,617)        (6,735,701)            88,115           (855,802)
  Change in unrealized gain (loss)
    on investments ..........................        11,853,944         17,240,522          4,656,105         20,287,478
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         3,248,624         10,174,246          6,298,383         21,782,477
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................           807,024            797,716          5,419,472          9,469,317
  Transfers between funds ...................          (649,289)          (172,486)         5,954,326          6,891,890
  Redemptions (note 3) ......................       (10,208,950)        (5,917,548)       (30,109,657)       (17,831,769)
  Annuity benefits ..........................           (11,807)            (9,279)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................           (53,141)           (45,439)          (259,218)          (201,302)
  Adjustments to maintain reserves ..........             3,139              1,491              6,225              3,617
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................       (10,113,024)        (5,345,545)       (18,988,852)        (1,668,247)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (6,864,400)         4,828,701        (12,690,469)        20,114,230
Contract owners' equity beginning
  of period .................................        47,883,873         43,055,172        162,414,848        142,300,618
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    41,019,473         47,883,873        149,724,379        162,414,848
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         2,352,114          2,662,106          8,573,075          8,688,908
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................            78,291            129,161            796,781          1,219,828
  Units redeemed ............................          (571,202)          (439,153)        (1,796,634)        (1,335,661)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         1,859,203          2,352,114          7,573,222          8,573,075
                                                ===============    ===============    ===============    ===============

                                                              OGBond                               OGDivEq
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............         4,463,589          4,004,654           (564,569)          (586,917)
  Realized gain (loss) on investments .......           904,025            327,613         (2,114,937)          (262,001)
  Change in unrealized gain (loss)
    on investments ..........................        (2,277,145)        (1,893,527)         7,941,976         19,578,193
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         3,090,469          2,438,740          5,262,470         18,729,275
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         8,261,005         33,346,911          5,836,423         20,045,000
  Transfers between funds ...................         4,941,555         (2,321,735)        (1,039,621)         3,198,475
  Redemptions (note 3) ......................       (13,440,851)        (9,913,685)       (11,217,266)        (7,047,131)
  Annuity benefits ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (203,998)          (164,808)          (187,193)          (123,222)
  Adjustments to maintain reserves ..........             3,988             (5,442)             3,976             (2,530)
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................          (438,301)        20,941,241         (6,603,681)        16,070,592
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......         2,652,168         23,379,981         (1,341,211)        34,799,867
Contract owners' equity beginning
  of period .................................       111,076,394         87,696,413        100,468,880         65,669,013
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       113,728,562        111,076,394         99,127,669        100,468,880
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         8,356,471          6,763,970         12,202,863          9,913,935
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,271,423          3,180,791            952,103          3,706,833
  Units redeemed ............................        (1,303,319)        (1,588,290)        (1,759,404)        (1,417,905)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         8,324,575          8,356,471         11,395,562         12,202,863
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OGDivMidCap                           OGEqIndx
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $      (428,009)          (364,973)          (231,811)          (245,239)
  Realized gain (loss) on investments .......          (214,018)          (245,306)        (3,963,331)        (2,043,889)
  Change in unrealized gain (loss)
    on investments ..........................         5,330,523          9,109,820         13,464,823         24,964,831
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         4,688,496          8,499,541          9,269,681         22,675,703
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         1,807,638          5,587,881          5,235,803         15,428,520
  Transfers between funds ...................          (850,494)           536,935           (891,456)         3,553,050
  Redemptions (note 3) ......................        (4,602,335)        (2,800,856)       (14,182,719)        (9,065,563)
  Annuity benefits ..........................                 -                  -            (10,256)            (8,054)
  Contingent deferred sales charges
    (note 2) ................................           (79,901)           (50,084)          (203,175)          (165,893)
  Adjustments to maintain reserves ..........             1,654              3,379              5,908               (551)
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................        (3,723,438)         3,277,255        (10,045,895)         9,741,509
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......           965,058         11,776,796           (776,214)        32,417,212
Contract owners' equity beginning
  of period .................................        39,275,652         27,498,856        112,714,950         80,297,738
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $    40,240,710         39,275,652        111,938,736        112,714,950
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         3,092,031          2,787,156         11,508,551         10,354,233
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           242,420            759,212          1,573,771          3,109,212
  Units redeemed ............................          (529,223)          (454,337)        (2,587,739)        (1,954,894)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         2,805,228          3,092,031         10,494,583         11,508,551
                                                ===============    ===============    ===============    ===============

                                                             OGGvtBd                                OGLgCapGr
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............         6,120,438          5,628,631         (1,567,655)        (1,717,300)
  Realized gain (loss) on investments .......         2,209,167          1,327,825        (14,304,285)        (7,234,866)
  Change in unrealized gain (loss)
    on investments ..........................        (3,014,487)        (4,951,216)        23,295,698         41,791,478
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................         5,315,118          2,005,240          7,423,758         32,839,312
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         9,508,771         38,195,394          4,595,188         10,105,689
  Transfers between funds ...................        (1,390,843)       (12,839,574)        (3,661,667)           (96,338)
  Redemptions (note 3) ......................       (27,048,209)       (24,773,223)       (25,707,727)       (16,273,733)
  Annuity benefits ..........................            (1,182)            (1,197)                 -                  -
  Contingent deferred sales charges
    (note 2) ................................          (304,283)          (315,987)          (211,849)          (182,264)
  Adjustments to maintain reserves ..........             5,713             (5,955)             5,843              5,228
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................       (19,230,033)           259,458        (24,980,212)        (6,441,418)
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......       (13,914,915)         2,264,698        (17,556,454)        26,397,894
Contract owners' equity beginning
  of period .................................       171,879,169        169,614,471        158,412,129        132,014,235
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......       157,964,254        171,879,169        140,855,675        158,412,129
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................        10,206,873         10,193,980          9,113,925          9,560,962
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................         1,268,946          3,197,606            427,738          1,119,738
  Units redeemed ............................        (2,393,210)        (3,184,713)        (1,871,704)        (1,566,775)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         9,082,609         10,206,873          7,669,959          9,113,925
                                                ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OGMidCapGr                            OGMidCapV
                                                ----------------------------------    ----------------------------------
Investment activity:                                  2004              2003               2004               2003
                                                ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ..............   $    (2,019,292)        (1,848,843)          (536,399)          (428,268)
  Realized gain (loss) on investments .......         1,203,161           (646,160)         2,842,044            136,636
  Change in unrealized gain (loss)
    on investments ..........................        16,739,660         35,031,208          6,647,366         16,572,141
  Reinvested capital gains ..................                 -                  -                  -                  -
                                                ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ............................        15,923,529         32,536,205          8,953,011         16,280,509
                                                ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) ................         5,068,744         13,203,522          3,738,369         12,108,380
  Transfers between funds ...................        (2,775,300)           570,420         (4,144,251)         1,014,350
  Redemptions (note 3) ......................       (25,210,866)       (15,942,115)        (7,749,640)        (4,756,443)
  Annuity benefits ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) ................................          (229,890)          (204,741)          (129,530)           (84,815)
  Adjustments to maintain reserves ..........             6,361             (1,450)             3,099             21,565
                                                ---------------    ---------------    ---------------    ---------------
    Net equity transactions .................       (23,140,951)        (2,374,364)        (8,281,953)         8,303,037
                                                ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity .......        (7,217,422)        30,161,841            671,058         24,583,546
Contract owners' equity beginning
  of period .................................       159,734,209        129,572,368         70,271,500         45,687,954
                                                ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .......   $   152,516,787        159,734,209         70,942,558         70,271,500
                                                ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ...........................         5,980,485          6,088,122          4,701,103          4,004,928
                                                ---------------    ---------------    ---------------    ---------------
  Units purchased ...........................           322,961            906,669            409,452          1,354,254
  Units redeemed ............................        (1,166,271)        (1,014,306)          (943,660)          (658,079)
                                                ---------------    ---------------    ---------------    ---------------
  Ending units ..............................         5,137,175          5,980,485          4,166,895          4,701,103
                                                ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)

               Portfolios of the Gartmore GVIT (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund) (formerly Gartmore GVIT Total Return Fund - Class I)

               Funds of The One Group/(R)/ Investment Trust (One Group/(R)/ IT);
                    One Group/(R)/ IT Balanced Portfolio (OGBal)
                    One Group/(R)/ IT Bond Portfolio (OGBond)
                    One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)
                    One Group/(R)/ IT Diversified Mid Cap Portfolio
                    (OGDivMidCap)
                    One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)
                    One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)
                    One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)
                    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
                    One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 7 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $26,980,010 and $111,762,375, respectively, and total transfers from the Account to the fixed account were $10,066,091 and $23,833,351, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $440,305 and $1,002,276 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004.

                                  Contract                                                 Investment
                                  Expense                    Unit            Contract        Income       Total
                                   Rate*       Units      Fair Value     Owners' Equity      Ratio**     Return***
                                 ---------   ---------   ------------    ---------------   ----------   ----------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
     2004 ....................     1.30%     2,747,671   $  25.961264    $    71,333,012       1.62%        10.08%
     2003 ....................     1.30%     3,383,761      23.583981         79,802,555       1.79%        28.64%
     2002 ....................     1.30%     3,900,487      18.333686         71,510,304       1.88%       -18.03%
     2001 ....................     1.30%     4,811,251      22.370000        107,607,203       1.77%        -6.20%
     2000 ....................     1.30%     5,350,442      23.843779        127,574,757       1.65%         7.02%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
     2004 ....................     1.30%       738,847      15.446324         11,412,470       1.18%        12.16%
     2003 ....................     1.30%       884,944      13.771841         12,187,308       0.81%        41.51%
     2002 ....................     1.30%     1,052,589       9.732257         10,244,067       0.86%       -21.32%
     2001 ....................     1.30%     1,255,812      12.369011         15,533,152       5.48%       -22.20%
     2000 ....................     1.30%     1,416,870      15.898290         22,525,810       1.55%       -20.16%
Gartmore GVIT Money Market Fund - Class I
     2004 ....................     1.30%       616,667      12.940067          7,979,712       0.79%        -0.50%
     2003 ....................     1.30%       905,729      13.004981         11,778,988       0.62%        -0.68%
     2002 ....................     1.30%     1,659,910      13.094349         21,735,441       1.13%        -0.10%
     2001 ....................     1.30%     2,150,857      13.108020         28,193,477       3.64%         2.25%
     2000 ....................     1.30%     1,409,975      12.819682         18,075,431       4.96%         4.66%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
     2004 ....................     1.30%     1,859,203      21.990636         40,885,056       1.22%         8.32%
     2003 ....................     1.30%     2,352,114      20.300659         47,749,464       0.54%        25.86%
     2002 ....................     1.30%     2,662,106      16.129988         42,939,738       0.83%       -18.43%
     2001 ....................     1.30%     3,269,537      19.774203         64,652,488       0.73%       -12.97%
     2000 ....................     1.30%     3,689,323      22.721959         83,828,646       0.64%        -3.39%
One Group/(R)/ IT Balanced Portfolio
     2004 ....................     1.30%     7,573,222      19.770235        149,724,379       2.31%         4.36%
     2003 ....................     1.30%     8,573,075      18.944760        162,414,848       2.82%        15.68%
     2002 ....................     1.30%     8,688,908      16.377273        142,300,618       0.01%       -12.83%
     2001 ....................     1.30%     9,913,836      18.788301        186,264,135       2.53%        -4.83%
     2000 ....................     1.30%    10,316,643      19.741918        203,670,320       2.97%         0.34%
One Group/(R)/ IT Bond Portfolio
     2004 ....................     1.30%     8,324,575      13.661786        113,728,562       5.32%         2.78%
     2003 ....................     1.30%     8,356,471      13.292261        111,076,394       5.34%         2.52%
     2002 ....................     1.30%     6,763,970      12.965228         87,696,413       0.02%         8.56%
     2001 ....................     1.30%     5,487,493      11.942953         65,536,871       7.11%         7.53%
     2000 ....................     1.30%     3,393,492      11.106864         37,691,054       6.93%        10.75%
One Group/(R)/ IT Diversified Equity Portfolio
     2004 ....................     1.30%    11,395,562       8.698796         99,127,669       0.73%         5.65%
     2003 ....................     1.30%    12,202,863       8.233222        100,468,880       0.58%        24.30%
     2002 ....................     1.30%     9,913,935       6.623910         65,669,013       0.00%       -24.77%
     2001 ....................     1.30%     7,618,158       8.804552         67,074,468       0.51%       -11.78%
     2000 ....................     1.30%     4,257,854       9.980762         42,496,627       0.47%        -5.60%
One Group/(R)/ IT Diversified Mid Cap Portfolio
     2004 ....................     1.30%     2,805,228      14.344898         40,240,710       0.20%        12.93%
     2003 ....................     1.30%     3,092,031      12.702218         39,275,652       0.18%        28.74%
     2002 ....................     1.30%     2,787,156       9.866278         27,498,856       0.00%       -18.88%
     2001 ....................     1.30%     2,590,038      12.161916         31,499,825       0.25%        -5.29%
     2000 ....................     1.30%     1,704,013      12.840593         21,880,537       0.39%        17.90%
One Group/(R)/ IT Equity Index Portfolio
     2004 ....................     1.30%    10,494,583      10.655119        111,821,031       1.09%         8.91%
     2003 ....................     1.30%    11,508,551       9.783845        112,597,879       1.02%        26.32%
     2002 ....................     1.30%    10,354,233       7.745389         80,197,562       0.00%       -23.49%
     2001 ....................     1.30%     9,575,988      10.123309         96,940,686       0.88%       -13.48%
     2000 ....................     1.30%     7,735,534      11.701041         90,513,800       1.13%       -10.65%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                 Investment
                                  Expense                    Unit            Contract        Income       Total
                                   Rate*       Units      Fair Value     Owners' Equity      Ratio**     Return***
                                 ---------   ---------   ------------    ---------------   ----------   ----------
One Group/(R)/ IT Government Bond Portfolio
     2004 ....................     1.30%     9,082,609   $  17.391404    $   157,959,322       5.04%         3.28%
     2003 ....................     1.30%    10,206,873      16.838970        171,873,228       4.63%         1.21%
     2002 ....................     1.30%    10,193,980      16.637997        169,607,409       0.01%        10.80%
     2001 ....................     1.30%     8,667,671      15.016436        130,157,527       6.01%         5.65%
     2000 ....................     1.30%     6,585,647      14.213181         93,602,993       6.08%        10.55%
One Group/(R)/ IT Large Cap Growth Portfolio
     2004 ....................     1.30%     7,669,959      18.364593        140,855,675       0.25%         5.66%
     2003 ....................     1.30%     9,113,925      17.381329        158,412,129       0.10%        25.88%
     2002 ....................     1.30%     9,560,962      13.807631        132,014,235       0.00%       -29.41%
     2001 ....................     1.30%    10,953,265      19.560223        214,248,306       0.00%       -21.32%
     2000 ....................     1.30%    11,461,570      24.860865        284,944,544       0.00%       -23.95%
One Group/(R)/ IT Mid Cap Growth Portfolio
     2004 ....................     1.30%     5,137,175      29.688844        152,516,787       0.00%        11.16%
     2003 ....................     1.30%     5,980,485      26.709240        159,734,209       0.00%        25.50%
     2002 ....................     1.30%     6,088,122      21.282814        129,572,368       0.00%       -21.17%
     2001 ....................     1.30%     6,588,288      26.998285        177,872,477       0.00%       -11.82%
     2000 ....................     1.30%     6,308,189      30.617485        193,140,882       0.00%         4.42%
One Group/(R)/ IT Mid Cap Value Portfolio
     2004 ....................     1.30%     4,166,895      17.025281         70,942,558       0.52%        13.90%
     2003 ....................     1.30%     4,701,103      14.947875         70,271,500       0.52%        31.03%
     2002 ....................     1.30%     4,004,928      11.407934         45,687,954       0.00%       -13.98%
     2001 ....................     1.30%     3,589,252      13.262635         47,602,939       0.69%         3.43%
     2000 ....................     1.30%     2,554,744      12.823112         32,759,768       1.07%        26.26%
                                                                         ---------------
2004 Reserves for annuity contracts in payout phase: ................            558,950
                                                                         ---------------
2004 Contract owners' equity ........................................    $ 1,169,085,893
                                                                         ===============
2003 Reserves for annuity contracts in payout phase: ................            555,109
                                                                         ---------------
2003 Contract owners' equity ........................................    $ 1,238,198,143
                                                                         ===============
2002 Reserves for annuity contracts in payout phase: ................            466,286
                                                                         ---------------
2002 Contract owners' equity ........................................    $ 1,027,140,264
                                                                         ===============
2001 Reserves for annuity contracts in payout phase: ................            628,875
                                                                         ===============
2001 Contract owners' equity ........................................    $ 1,233,812,429
                                                                         ===============
2000 Reserves for annuity contracts in payout phase: ................            735,497
                                                                         ---------------
2000 Contract owners' equity ........................................    $ 1,253,440,666
                                                                         ===============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                      PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220    U.S. POSTAGE
                                                                     PAID
                                                                  NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company